Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Taxes on unrealized appreciation (depreciation) on available-for-sale securities	$ 389,499	$ (877,251)
Taxes on reclassification adjustment for realized gains included in net income	$ 111,807	$ 135,864